EXHIBIT 99.1

John Deere Owner Trust 2013-B

Statement to Noteholders

$257,000,000 Class A-1 0.25000% Asset Backed Notes due September 26, 2014

$227,000,000 Class A-2 0.55% Asset Backed Notes due January 15, 2016

$277,000,000 Class A-3 0.87% Asset Backed Notes due August 15, 2017

$87,613,000 Class A-4 1.39% Asset Backed Notes due December 16, 2019

$21,759,823  Asset Backed Certificates

Payment Date:				17-Aug-15

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$178,250,146.58
		(ii)	A-3 Note Pool Factor:	0.6435023

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$12,734,010.31
		per $1,000 original principal amount:		$45.97

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$12,734,010.31

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$129,231.36
			per $1,000 original principal amount:	$0.47

		(iv)	Class A-4 Notes:	$101,485.06
			per $1,000 original principal amount:	$1.16

		(v)	Total:	$230,716.42

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$289,510,201.73
		(ii)	at end of related Collection Period:	$276,335,125.73

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$287,622,969.71
		(ii)	at end of related Collection Period:	$274,888,959.40

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$165,516,136.27
		(ii)	A-3 Note Pool Factor:	0.5975312

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,759,823.13
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$241,258.50
	per $1,000 original principal amount:			$0.27
	(a)	Amount of Servicing Fee earned:		$241,258.50
	(b)	Amount of Servicing Fee paid:		$241,258.50
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,879,661.00
	(ii)	Specified Reserve Account Balance:		$10,879,661.00

(9)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,653,741.60
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.68%

(10)	(i)	Aggregate amount of net losses for the collection period:		$(80,304.89)
	(ii)	Cumulative amount of net losses:		$1,467,994.03
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.17%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$65,850.11
		(ii)	% of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%